Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
Related party transactions and balances
13	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of March 31, 2025 and 2026:

Name of related parties	Relationship with the Company
Lui Oi Kheng	Shareholder
Rena Ho	Shareholder, Director, CEO
Nellie Ho	Shareholder, Director, Deputy CEO
Rosie Lee	Shareholder, Director, COO

Due to related parties

On June 30, 2024, the Company declared dividends of S$6,500,000 and subsequently S$2,800,000 was paid in October 2024. Accordingly, the payable balance due to shareholders was S$3,700,000 and S$3,700,000 (US$2,869,720) as of March 31, 2025 and 2026. The balance is not expected to be settled within 12 months after March 31, 2026, as the dividend payment has been deferred to preserve the Company’s working capital. There is currently no immediate settlement plan, and the matter will be reviewed periodically by management.

Other transactions with related parties

In 2018, Lui Oi Kheng, Rena Ho and Nellie Ho entered into a deed of guarantee and indemnity agreement, providing personal guarantees to secure credit facilities from Oversea-Chinese Banking Corporation Limited for the benefit of SMJ Furnishings (S) Pte. Ltd. While the amount guaranteed is S$6,000,000, the amount of principal outstanding as of March 31, 2026 was S$1,684,634 and never exceeded S$3,000,000. Furthermore, there were no fees paid to Lui Oi Kheng, Rena Ho or Nellie Ho, for providing the guarantees.